Intangible assets - Additional Information (Detail) - GBP (£)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about intangible assets [line items]
Carrying value of goodwill	£ 2,030,000,000	£ 2,341,000,000
Goodwill impairment	0
Intangible assets other than goodwill with indefinite lives	£ 0
Description of valuation techniques used to measure fair value less costs of disposal	The recoverable amount of each aggregated CGU is based on fair value less costs of disposal. Goodwill is tested at least annually for impairment. Other than goodwill there are no intangible assets with indefinite lives. The goodwill is generally denominated in the currency of the relevant cash flows and therefore the impairment review is not materially sensitive to exchange rate fluctuations.
Description of key assumptions	For the purpose of estimating the fair value less costs of disposal of the CGUs, management has used an income approach based on present value techniques. The calculations use cash flow projections based on financial budgets approved by management covering a five-year period, management's best estimate about future developments and market assumptions. The fair value less costs of disposal measurement is categorised as Level 3 on the fair value hierarchy.
Perpetuity growth rate	2.00%
Description of management's approach to determining values assigned to key assumptions	Forecast sales growth rates Forecast sales growth rates are based on past experience adjusted for the strategic direction and near-term investment priorities within each CGU. Key assumptions include growth in Online Program Management, Online Blended Learning and Professional Certification, stabilisation in UK Qualifications and US Assessments, and ongoing pressures in the US higher education courseware market. The five-year sales forecasts use average nominal growth rates between 3% and 6% for mature markets and between 5% and 14% for emerging markets with high inflation.
Cost of goods sold [member]
Disclosure of detailed information about intangible assets [line items]
Amortisation expense	£ 17,000,000	17,000,000
Operating expense [member]
Disclosure of detailed information about intangible assets [line items]
Amortisation expense	£ 206,000,000	252,000,000
Goodwill [member]
Disclosure of detailed information about intangible assets [line items]
Description of accounting of goodwill prior to adoption of IFRS	For acquisitions completed between 1 January 1998 and 31 December 2002, no value was ascribed to intangibles other than goodwill which was amortised over a period of up to 20 years. On adoption of IFRS on 1 January 2003, the Group chose not to restate the goodwill balance and at that date the balance was frozen (i.e. amortisation ceased).
Pearson VUE [member]
Disclosure of detailed information about intangible assets [line items]
Carrying value of goodwill	£ 376,000,000	413,000,000
Expected decrease in fair value less cost of disposal due to 1% increase in discount rates	21,000,000
Expected decrease in fair value less cost of disposal due to 1% decrease in perpetuity growth rate	17,000,000
Core [member]
Disclosure of detailed information about intangible assets [line items]
Carrying value of goodwill	641,000,000	633,000,000
Expected increase in impairment due to 5% reduction in total annual operating profits	66,000,000
North America [member]
Disclosure of detailed information about intangible assets [line items]
Carrying value of goodwill	1,013,000,000	£ 1,295,000,000
Goodwill impairment	£ 2,548,000,000
Bottom of range [member]
Disclosure of detailed information about intangible assets [line items]
Post tax discount rate used in calculating fair value	8.40%
CGU growth rate	3.00%
Average nominal growth rate used in sales forecast for mature markets	3.00%
Average nominal growth rate used in sales forecast for emerging markets	5.00%
Top of range [member]
Disclosure of detailed information about intangible assets [line items]
Post tax discount rate used in calculating fair value	14.30%
CGU growth rate	6.90%
Average nominal growth rate used in sales forecast for mature markets	6.00%
Average nominal growth rate used in sales forecast for emerging markets	14.00%